N-2 - USD ($)				3 Months Ended
		Oct. 23, 2026	Oct. 16, 2026	Jul. 31, 2026	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001266585
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Nuveen Municipal High Income Opportunity Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Offering Costs Borne by the Common Shareholders of the Fund (as a percentage of common net assets including proceeds of the offering)(1)	None
Offering Costs (as a percentage of the proceeds of the offering)(1)	None
Dividend Reinvestment Plan Fees(2)	$2.50

(1)	Total offering costs, which will be borne by Nuveen Fund Advisors and not the Fund or Common Shareholders, are estimated to be $371,000, which assumes that the Rights offering is fully subscribed.
(2)	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares(3)
Management Fees	1.04%
Interest and Other Related Expenses(4)	2.15%
Other Expenses(5)	0.10%
Total Annual Expenses	3.29%
(3)	Stated as annualized percentages of average net assets attributable to Common Shares for the six-month period ended April 30, 2026 (unaudited).
(4)	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the six-month period ended April 30, 2026 (annualized). The types of leverage used by the Fund for the six-month period ended April 30, 2026 (annualized) are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund's semi-annual report, Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
(5)	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.

Management Fees [Percent]	[3]	1.04%
Interest Expenses on Borrowings [Percent]	[3],[4]	2.15%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[5]	0.10%
Total Annual Expenses [Percent]	[3]	3.29%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses that a Common Shareholder would pay on a $1,000 investment held for the time periods provided in the table, assuming a 5% annual total return. The example assumes that all dividends and other distributions are reinvested in the Fund and that the Fund’s Annual Total Expenses, as provided above, remain the same.(1)

1 Year	3 Years	5 Years	10 Years
$33	$101	$172	$359

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

(1)	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01	[6]	$ 33
Expense Example, Years 1 to 3	[6]	101
Expense Example, Years 1 to 5	[6]	172
Expense Example, Years 1 to 10	[6]	$ 359
Purpose of Fee Table , Note [Text Block]

The purpose of the table and the example below is to help you understand all fees and expenses that you, as a shareholder of Common Shares (“Common Shareholder”), would bear directly or indirectly. The table shows the expenses of the Fund as a percentage of the average net assets applicable to Common Shares, and not as a percentage of total assets or Managed Assets.

Basis of Transaction Fees, Note [Text Block]		(as a percentage of common net assets including proceeds of the offering)
Other Expenses, Note [Text Block]		Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

TRADING AND NET ASSET VALUE INFORMATION

The following table shows for the periods indicated: (i) the high and low sales prices for the Common Shares reported as of the end of the day on the NYSE, (ii) the corresponding NAV per share, and (iii) the premium/(discount) to NAV per share at which the Common Shares were trading as of such date. The Fund’s Common Shares have historically traded both at premiums and discounts in relation to the Fund’s NAV per share. The Fund cannot predict whether its Common Shares will trade at a premium or discount to NAV in the future. The Board has currently determined that, at least annually, it will consider action that might be taken to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at NAV, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

	Closing Market Price per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
July 2026	$ 10.57	$ 10.01	$ 10.50	$ 10.16	0.67%	(1.48)%
April 2026	$ 10.71	$ 10.01	$ 10.57	$ 10.17	1.32%	(1.57)%
January 2026	$ 10.74	$ 10.10	$ 10.63	$ 10.40	1.03%	(2.88)%
October 2025	$ 10.69	$ 9.97	$ 10.59	$ 9.91	0.94%	0.61%
July 2025	$ 10.65	$ 9.87	$ 10.48	$ 9.91	1.62%	(0.40)%
April 2025	$ 11.29	$ 9.75	$ 11.18	$ 10.39	0.98%	(6.16)%
January 2025	$ 11.61	$ 10.70	$ 11.47	$ 11.02	1.22%	(2.90)%
October 2024	$ 11.82	$ 10.72	$ 11.66	$ 11.73	1.37%	(8.61)%
July 2024	$ 10.87	$ 10.10	$ 11.53	$ 11.08	(5.72)%	(8.84)%
April 2024	$ 10.62	$ 9.92	$ 11.36	$ 11.03	(6.51)%	(10.06)%
January 2024	$ 10.05	$ 8.55	$ 11.04	$ 9.51	(8.97)%	(10.09)%

The NAV per Common Share, the market price and percentage of premium/(discount) to NAV per Common Share on October 16, 2026, was $9.28, $9.13, and (1.62)%, respectively. As of October 16, 2026, the Fund had  217,525,902 Common Shares outstanding, and net assets applicable to Common Shares of $2,017,986,666. See “Repurchase of Fund Shares; Conversion to Open-End Fund” in the accompanying prospectus.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 10.01	$ 10.01	$ 10.10	$ 9.97	$ 9.87	$ 9.75	$ 10.70	$ 10.72	$ 10.10	$ 9.92	$ 8.55
Highest Price or Bid				10.57	10.71	10.74	10.69	10.65	11.29	11.61	11.82	10.87	10.62	10.05
Lowest Price or Bid, NAV				10.16	10.17	10.40	9.91	9.91	10.39	11.02	11.73	11.08	11.03	9.51
Highest Price or Bid, NAV				$ 10.50	$ 10.57	$ 10.63	$ 10.59	$ 10.48	$ 11.18	$ 11.47	$ 11.66	$ 11.53	$ 11.36	$ 11.04
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.67%	1.32%	1.03%	0.94%	1.62%	0.98%	1.22%	1.37%	(5.72%)	(6.51%)	(8.97%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(1.48%)	(1.57%)	(2.88%)	0.61%	(0.40%)	(6.16%)	(2.90%)	(8.61%)	(8.84%)	(10.06%)	(10.09%)
Share Price			$ 9.13
NAV Per Share			$ 9.28
Latest Premium (Discount) to NAV [Percent]			(1.62%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			217,525,902
Common Stock Adjusted for Offering [Member]
General Description of Registrant [Abstract]
NAV Per Share			$ 9.18
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]			254,525,902

[1]	Total offering costs, which will be borne by Nuveen Fund Advisors and not the Fund or Common Shareholders, are estimated to be $371,000, which assumes that the Rights offering is fully subscribed.
[2]	You will be charged a $2.50 service charge and pay brokerage charges if you direct ComputerShare as agent for the Common Shareholders (the “Plan Agent”), to sell your Common Shares held in a dividend reinvestment account.
[3]	Stated as annualized percentages of average net assets attributable to Common Shares for the six-month period ended April 30, 2026 (unaudited).
[4]	Interest and Other Related Expenses reflect actual expenses and fees for leverage incurred by the Fund for the six-month period ended April 30, 2026 (annualized). The types of leverage used by the Fund for the six-month period ended April 30, 2026 (annualized) are described in the Fund Leverage and the Notes to Financial Statements sections of the Fund's semi-annual report, Actual Interest and Other Related Expenses incurred in the future may be higher or lower. If short-term market interest rates rise in the future, and if the Fund continues to maintain leverage, the cost of which is tied to short-term interest rates, the Fund's interest expenses on its short-term borrowings can be expected to rise in tandem. The Fund's use of leverage will increase the amount of management fees paid to the Fund's adviser and sub-advisor(s).
[5]	Other Expenses is based on estimated amounts for the current fiscal year. Expenses attributable to the Fund’s investments, if any, in other investment companies are currently estimated not to exceed 0.01%. See “The Fund’s Investments—Other Investment Companies” in the SAI.
[6]	The example assumes that all dividends and distributions are reinvested at Common Shares NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.